DEBT	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
DEBT [Text Block]

5.      DEBT

On December 31, 2020, the Company's subsidiary entered into a credit agreement to provide a secured project financing facility (the "facility") for the Las Chispas Project of up to $120,000. The Company drew $30,000 on December 31, 2020, as required. The remaining $90,000 is available until August 31, 2022, if the Company:

• Draws an additional $30,000 for a total of $60,000 by August 31, 2021;

• Draws an additional $30,000 for a total of $90,000 by December 31, 2021; and

• Draws an additional $30,000 for a total of $120,000 by August 31, 2022.

All amounts borrowed under the facility are due on December 31, 2024. The Company may voluntarily prepay amounts borrowed under the facility but would incur fees of 4.0%, 3.0%, or 1.5% if prepaid before December 31, 2021, December 31, 2023, and December 31, 2024, respectively.

Amounts borrowed under the facility incur interest at a rate of 6.95% per annum plus the greater of either 3-month LIBOR (or agreed upon equivalent) or 1.5%. Interest is payable quarterly, and the Company has the option to defer interest payments until after the availability period which, subject to the draw-down schedule noted above, is December 31, 2020 to August 31, 2022.

All debts under the facility are guaranteed by the Company and its subsidiaries and secured by the assets of the Company and pledges of the securities of the Company's subsidiaries. In connection with the facility, the Company must also maintain a certain working capital ratio and adhere to other non-financial covenants. As at December 31, 2020, the Company was in compliance with these covenants.

The debt has been recorded at amortized cost, net of transaction costs, and will be accreted to face value over the life of the debt using the effective interest rate method. The Company paid a 3% arrangement fee of $3,600 on December 31, 2020 of which $900 was recorded as a transaction cost and $2,700 was recorded as a prepaid expense, in proportion to the amount of debt drawn on the facility. The Company also incurred $531 in related transaction costs of which $133 was recorded as a transaction cost and $398 was recorded as a prepaid expense.

A summary of debt transactions is as follows:

2020
Balance, beginning of year	$—
Drawdown	30,000
Transaction costs	(1,033)
Balance, end of year	$28,967